INTEREST BEARING LOANS AND BORROWINGS - Schedule of Assets Pledged (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 4,529,569	$ 4,911,996
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	4,458,845
Vessels and equipment | Pledged as collateral
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 4,529,452	$ 4,911,897